Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2022
Preferred Stock
Preferred Stock

Selected information about Dominion Energy’s 2019 Equity Units is presented below:

Issuance Date	Units Issued	Total Net Proceeds(1)	Total Preferred Stock(2)	Cumulative Dividend Rate	Stock Purchase Contract Annual Rate	Stock Purchase Contract Liability(3)	Stock Purchase Contract Settlement Date
(millions except interest rates)
6/14/2019	16	$1,582	$1,610	1.75%	5.5%	$250	6/1/2022

(1)
Issuance costs of $28 million were recorded as a reduction to preferred stock ($14 million) and common stock ($14 million). In connection with the reclassification of the Series A Preferred Stock to mezzanine equity in 2021, the issuance costs originally recognized as a reduction to preferred stock were reclassified to common stock.
(2)
Dominion Energy recorded dividends of $12 million ($7.292 per share), $28 million ($17.50 per share) and $28 million ($17.50 per share) for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, Dominion Energy recorded interest expense of $7 million on the Series A Preferred Stock for the year ended December 31, 2022, following the reclassification of these shares to a mandatorily redeemable liability effective June 2022 as discussed above.
Payments of $44 million, $85 million and $83 million were made in 2022, 2021 and 2020, respectively. The stock purchase contract liability was $44 million at December 31, 2021.